UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-08201

ALLIANCEBERNSTEIN GREATER CHINA ‘97 FUND, INC.

(Exact name of registrant as specified in charter)

1345 Avenue of the Americas, New York, New York 10105

(Address of principal executive offices) (Zip code)

Joseph J. Mantineo

AllianceBernstein L.P.

1345 Avenue of the Americas

New York, New York 10105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 221-5672

Date of fiscal year end: July 31, 2010

Date of reporting period: October 31, 2009

ITEM 1.	SCHEDULE OF INVESTMENTS.

AllianceBernstein Greater China ‘97 Fund

Portfolio of Investments

October 31, 2009 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS - 98.3%
Financials - 40.6%
Capital Markets - 1.8%
Yuanta Financial Holding Co. Ltd.	1,839,000	$1,213,608

Commercial Banks - 18.2%
Bank of China Ltd.	2,619,000	1,505,990
BOC Hong Kong Holdings Ltd.	669,500	1,537,731
China Construction Bank Corp.-Class H	3,731,000	3,216,614
China Merchants Bank Co. Ltd.-Class H	287,000	732,440
Industrial & Commercial Bank of China Ltd.-Class H	4,963,000	3,948,637
Standard Chartered PLC	49,350	1,231,719

		12,173,131

Diversified Financial Services - 1.9%
Hong Kong Exchanges and Clearing Ltd.	72,300	1,270,848

Insurance - 7.1%
Cathay Financial Holding Co. Ltd. (a)	1,149,000	1,970,382
China Life Insurance Co. Ltd.-Class H	599,000	2,750,337

		4,720,719

Real Estate Management & Development - 11.6%
Cheung Kong Holdings Ltd.	81,000	1,033,120
China Overseas Land & Investment Ltd.	273,920	590,547
Guangzhou R&F Properties Co. Ltd.	924,400	1,732,167
Sun Hung Kai Properties Ltd.	177,000	2,672,678
Swire Pacific Ltd.	74,500	903,636
Wharf Holdings Ltd.	144,000	780,779

		7,712,927

		27,091,233

Information Technology - 20.1%
Computers & Peripherals - 1.1%
Asustek Computer, Inc.	389,000	714,459

Electronic Equipment, Instruments & Components - 5.6%
AU Optronics Corp.	202,000	179,124
HON HAI Precision Industry Co. Ltd.	916,056	3,588,034

		3,767,158

Internet Software & Services - 3.8%
Baidu.com (Sponsored ADR) (a)	1,300	491,296
Tencent Holdings Ltd.	116,800	2,033,790

		2,525,086

Semiconductors & Semiconductor Equipment - 9.2%
MediaTek, Inc.	88,232	1,234,894

Taiwan Semiconductor Manufacturing Co. Ltd.	1,674,714	3,037,929
United Microelectronics Corp. (a)	3,863,000	1,856,996

		6,129,819

Software - 0.4%
Shanda Games Ltd. (Sponsored ADR) (a)	29,300	291,828

		13,428,350

Energy - 9.2%
Oil, Gas & Consumable Fuels - 9.2%
China Shenhua Energy Co. Ltd-Class H	444,000	1,989,039
CNOOC Ltd.	2,423,000	3,592,545
PetroChina Co. Ltd.-Class H	480,000	577,575

		6,159,159

Materials - 7.9%
Chemicals - 2.3%
Formosa Plastics Corp.	505,750	970,073
Taiwan Fertilizer Co. Ltd.	172,000	533,971

		1,504,044

Construction Materials - 1.9%
Anhui Conch Cement Co. Ltd.-Class H	138,000	892,907
Asia Cement Corp.	23,880	25,074
China Resources Cement (a)	784,000	377,322

		1,295,303

Metals & Mining - 3.7%
Angang Steel Co. Ltd.-Class H	262,000	484,267
China Zhongwang Holdings Ltd. (a)	1,434,800	1,346,912
Jiangxi Copper Co. Ltd.-Class H	277,000	627,611

		2,458,790

		5,258,137

Consumer Discretionary - 7.0%
Automobiles - 2.3%
Dongfeng Motor Group Co. Ltd.-Class H	700,000	833,136
Great Wall Motor Co. Ltd.-Class H	608,000	682,877

		1,516,013

Distributors - 1.4%
Li & Fung Ltd.	218,000	914,920

Hotels, Restaurants & Leisure - 2.4%
Ctrip.com International Ltd. (ADR) (a)	23,300	1,247,482
Wynn Macau Ltd. (a)	288,400	372,119

		1,619,601

Specialty Retail - 0.7%
Belle International Holdings Ltd.	485,000	490,282

Textiles Apparel & Luxury Goods - 0.2%
Trinity Ltd. (a)	698,000	148,603

		4,689,419

Telecommunication Services - 4.9%
Diversified Telecommunication Services - 2.3%
China Unicom Hong Kong Ltd.	1,198,000	1,520,254

Wireless Telecommunication Services - 2.6%
China Mobile Ltd.	189,500	1,776,454

		3,296,708

Health Care - 3.1%
Health Care Equipment & Supplies - 2.8%
Bawang International (a)	890,000	372,068
Shandong Weigao Group Medical Polymer Co. Ltd.-Class H	424,000	1,487,750

		1,859,818

Health Care Providers & Services - 0.3%
Sinopharm Group Co. Ltd. (a)	56,800	205,574

		2,065,392

Industrials - 2.3%
Industrial Conglomerates - 1.4%
Beijing Enterprises Holdings Ltd.	160,000	953,668

Marine - 0.9%
China Shipping Development Co. Ltd.-Class H	396,000	559,802

		1,513,470

Consumer Staples - 1.7%
Food Products - 1.7%
Ausnutria Dairy Corp. Ltd. (a)	255,000	221,762
China Mengniu Dairy Co. Ltd. (a)	322,000	900,159

		1,121,921

Utilities - 1.5%
Gas Utilities - 0.8%
Xinao Gas Holdings Ltd.	242,000	518,593

Independent Power Producers & Energy Traders - 0.7%
China Resources Power Holdings Co.	219,600	456,047

		974,640

Total Investments - 98.3% (cost $44,434,817) (b)		65,598,429
Other assets less liabilities - 1.7%		1,146,883

Net Assets - 100.0%		$66,745,312

(a)	Non-income producing security.
(b)	As of October 31, 2009, the cost basis of investment securities owned was substantially identical for both book and tax purpose. Gross unrealized appreciation of investments was $21,857,836 and gross unrealized depreciation of investments was $(694,224), resulting in net unrealized appreciation of $21,163,612.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the Broad Market.

Glossary:

ADR	-	American Depositary Receipt

Country Breakdown*

October 31, 2009 (unaudited)

Summary

58.7%	China
23.4%	Taiwan
14.7%	Hong Kong
1.9%	United Kingdom
1.3%	Cayman Islands

100.0%	Total Investments

*	All data are as of October 31, 2009. The Fund’s country breakdown is expressed as a percentage of total investments and may vary over time.

October 31, 2009 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The disclosure requirements also establish a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 - quoted prices in active markets for identical investments

•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of October 31, 2009:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stocks
Financials	$—	$27,091,233	$—	$27,091,233
Information Technology	783,124	12,645,226	—	13,428,350
Energy	—	6,159,159	—	6,159,159
Materials	377,322	4,880,815	—	5,258,137
Consumer Discretionary	1,619,601	2,921,215	148,603	4,689,419
Telecommunication Services	—	3,296,708	—	3,296,708
Health Care	577,642	1,487,750	—	2,065,392
Industrials	—	1,513,470	—	1,513,470
Consumer Staples	221,762	900,159	—	1,121,921
Utilities	—	974,640	—	974,640

Total Investments in Securities	3,579,451	61,870,375	148,603	65,598,429
Other Financial Instruments*	—	—	—	—

Total	$3,579,451	$61,870,375	$148,603	$65,598,429

*	Other financial instruments are derivative instruments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

ITEM 2.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant’s internal control over financial reporting that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 3.	EXHIBITS.

The following exhibits are attached to this Form N-Q:

EXHIBIT NO.	DESCRIPTION OF EXHIBIT

11 (a) (1)	Certification of Principal Executive Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

11 (a) (2)	Certification of Principal Financial Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): AllianceBernstein Greater China ‘97 Fund, Inc.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date:	December 24, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date:	December 24, 2009

By:	/s/ Joseph J. Mantineo
Joseph J. Mantineo Treasurer and Chief Financial Officer

Date:	December 24, 2009